CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 56,226	$ 166,652
Term deposits		$ 494,065
Restricted cash	$ 122,316
Short-term investments	2,619	$ 29,384
Accounts and notes receivable (net of allowances of $2,946 and$3,252 as of December 31, 2014 and 2015, respectively)	4,044	11,599
Financing receivable (net of allowances of $nil and $3,556 as of December 31, 2014 and 2015, respectively)	144,457	6,285
Prepaid expenses and other current assets	50,321	33,235
Amounts due from related parties	16,484	1,001
Current assets held for sale	7,471	20,982
Total current assets	403,938	$ 763,203
Long-term financing receivable (net of allowances of $nil and $27 as of December 31, 2014 and 2015, respectively)	15,273
Property and equipment, net	33,289	$ 41,848
Long-term investments	810,990	319,656
Other non-current assets	2,313	21,691
Non-current assets held for sale	2,030	2,755
TOTAL ASSETS	1,267,833	1,149,153
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Renren Inc. of $4,025 and $4,914 as of December 31, 2014 and 2015, respectively)	5,031	$ 4,127
Short-term debt (including short-term debt of the consolidated VIEs without recourse to Renren Inc. of $nil and $6,919 as of December 31, 2014 and 2015, respectively)	106,919
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIEs without recourse to Renren Inc. of $14,131 and $13,762 as of December 31, 2014 and 2015, respectively).	29,731	$ 21,961
Payable to investors (including payable to investors of the consolidated VIEs without recourse to Renren Inc. of $nil and $46,219 as of December 31, 2014 and 2015, respectively)	48,893
Amounts due to related parties (including amount due to a related party of the consolidated VIEs without recourse to Renren Inc. of $37 and $36 as of December 31, 2014 and 2015, respectively)	36	$ 37
Deferred revenue and advance from customers (including deferred revenue and advance from customers of the consolidated VIEs without recourse to Renren Inc. of $3,493 and $3,670 as of December 31, 2014 and 2015, respectively)	3,885	3,749
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Renren Inc. of $3,153 and $5,652 as of December 31, 2014 and 2015, respectively)	6,118	9,217
Current liabilities held for sale (including current liabilities held for sale of the consolidated VIEs without recourse to Renren Inc. of $6,341 and $7,729 as of December 31, 2014 and 2015, respectively)	8,138	6,953
Total current liabilities	208,751	$ 46,044
Long-term liabilities:
Long-term debt (including long-term debt of the Consolidated VIE's without recourse to Renren Inc. $nil and $nil as of December 31, 2014 and 2015, respectively)	122,072
Other non-current liabilities (including other non-current liabilities of the Consolidated VIE's without recourse to Renren Inc. of $nil and $nil as of December 31, 2014 and 2015, respectively)	7,622	$ 730
Total non-current liabilities	129,694	730
TOTAL LIABILITIES	$ 338,445	$ 46,774
Commitments and contingency (Note 21)
Equity:
Additional paid-in capital	$ 1,243,083	$ 1,224,393
Accumulated deficit	(357,394)	(137,266)
Statutory reserves	6,712	6,712
Accumulated other comprehensive income	37,124	7,774
Total Renren Inc. shareholders' equity	930,544	1,102,638
Noncontrolling interest	(1,156)	(259)
Total equity	929,388	1,102,379
TOTAL LIABILITIES AND EQUITY	1,267,833	1,149,153
Class A ordinary shares [Member]
Equity:
Ordinary shares	714	720
Class B ordinary shares [Member]
Equity:
Ordinary shares	$ 305	$ 305